Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	METROPOLITAN WEST FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
METROPOLITAN WEST UNCONSTRAINED BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	METROPOLITAN WEST UNCONSTRAINED BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Unconstrained Bond Fund seeks to provide investors with positive long-term returns irrespective of general securities market conditions.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current sub-transfer agency fees approved by the Board of Trustees in December 2013 (as discussed on page 68) as if they had been in effect during the full fiscal year ending March 31, 2014.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle. Total return includes income and capital gains.

The use of the term “unconstrained” in the Fund’s name means that it is not limited by the types of investments in a particular securities index. The Fund is not managed to be compared to any such index. The Fund also is unconstrained in the sense that it is not limited to any single type of investment strategy.

The portfolio management team expects to actively evaluate each investment idea based on its potential return, its risk level and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser will also actively manage the Fund’s risks on an on-going basis to mitigate the risks of excessive losses by the portfolio overall.

The Fund will invest at least 80% of its net assets, which includes borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Fund may invest in both investment grade and high yield fixed income securities (“junk bonds”), subject to investing no more than 50% of its total assets (measured at the time of investment) in securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. Under normal conditions, the average portfolio duration of the fixed-income portion of the Fund’s portfolio will vary from negative three (-3) years to positive eight (8) years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. As a separate measure, there is no limit on the weighted average maturity of the Fund’s portfolio.

The Fund may invest, to the maximum extent permitted by applicable law, in foreign securities, and up to 50% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 40% of its total assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but will be under no obligation to do so under any circumstances.

		The Fund may invest, without limitation, in derivative instruments, primarily futures and forward contracts, options, currency futures, and swap agreements (typically interest- and index-linked swaps, total return swaps and credit default swaps). Derivatives will be used in an effort to hedge investments, for risk management or to increase income or gain for the Fund. The Fund may invest up to 10% of its total assets in preferred stock and up to 5% in common stock of domestic and foreign companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Issuer/Credit Risk:    the Adviser expects to invest in high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. In addition, the issuers of high yield securities may default in the payment of principal and/or interest on the security, resulting in loss to the Fund.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities. Swaps that are not traded through a central clearing organization involve the risk of default by the counterparty.

Leverage Risk:    the risk that leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Foreign Securities Risk:    the value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Equities Risk:    the risk that equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

Currency Risk:    the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Portfolio Management Risk:    the risk that an investment strategy may fail to produce the intended results. Also, because the Fund may use multiple investment strategies, it may use a strategy that produces a less favorable result than would have been produced by another strategy.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk:    the risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Counterparty Risk:    the risk that a derivative transaction depends on the creditworthiness of the counterparty and the counterparty’s ability to fulfill its contractual obligations.

Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares and Class I shares of the Fund is October 1, 2011. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 241-4671
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mwamllc.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	UNCONSTRAINED BOND FUND – CLASS M SHARES ANNUAL TOTAL RETURNS FOR YEAR ENDED 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2014: 2.87%

Highest Performance Quarter	Lowest Performance Quarter
(quarter ended March 31, 2012)	(quarter ended June 30, 2013)
6.82%	–0.94%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)
METROPOLITAN WEST UNCONSTRAINED BOND FUND | CLASS M
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	342
5 Years	rr_ExpenseExampleYear05	596
10 Years	rr_ExpenseExampleYear10	1,324
2012	rr_AnnualReturn2012	15.77%
2013	rr_AnnualReturn2013	2.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2014:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.94%)
1 Year	rr_AverageAnnualReturnYear01	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	11.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2011
METROPOLITAN WEST UNCONSTRAINED BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	$ 990
1 Year	rr_AverageAnnualReturnYear01	3.13%
Since Inception	rr_AverageAnnualReturnSinceInception	12.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2011
METROPOLITAN WEST UNCONSTRAINED BOND FUND | Return After Taxes on Distributions | CLASS M
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	10.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2011
METROPOLITAN WEST UNCONSTRAINED BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | CLASS M
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2011
METROPOLITAN WEST UNCONSTRAINED BOND FUND | BofA Merrill Lynch U.S. LIBOR 3-Month Average Index (reflects no deduction for fees, expenses or taxes; inception calculated from October 1, 2011)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2011

[1]	The expense information in the table has been restated to reflect current sub-transfer agency fees approved by the Board of Trustees in December 2013 (as discussed on page 68) as if they had been in effect during the full fiscal year ending March 31, 2014.
[2]	Metropolitan West Asset Management, LLC (the "Adviser") has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable class. The Adviser may recoup reduced fees and expenses within three years, subject to any applicable expense limit at the time of recoupment. This contract will remain in place until July 31, 2015. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.